Earnings Per Share	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE [Abstract]
Earnings Per Share
15.	EARNINGS PER SHARE

Basic earnings per share and diluted earnings per share were calculated as follows:

	2009	2010	2011
	RMB	RMB	RMB
Numerator:
Net income attributable to Ctrip’s shareholders	658,973,622	1,048,069,740	1,076,414,897

Denominator:
Denominator for basic earnings per ordinary share
- weighted average ordinary shares outstanding	33,592,334	35,385,451	35,977,063
Dilutive effect of share options	1,658,001	2,191,605	2,053,911

Denominator for diluted earnings per ordinary share	35,250,335	37,577,056	38,030,974

Basic earnings per ordinary share	19.62	29.62	29.92

Diluted earnings per ordinary share	18.69	27.89	28.30

Basic earnings per ADS	4.90	7.40	7.48

Diluted earnings per ADS	4.67	6.97	7.08

For 2010 and 2011, the Group excluded 300,275 and 715,894 respectively, outstanding weighted average stock options and RSUs from the calculation of diluted earnings per common share because their effects were anti-dilutive.